Quarterly Holdings Report
for

Fidelity Freedom® Blend 2005 Fund

June 30, 2019

FBF-Y05-QTLY-0819
1.9892461.100

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	19,988	$304,611
Fidelity Series Commodity Strategy Fund (a)	71,451	336,533
Fidelity Series Large Cap Growth Index Fund (a)	22,486	237,004
Fidelity Series Large Cap Stock Fund (a)	15,884	237,948
Fidelity Series Large Cap Value Index Fund (a)	34,508	444,802
Fidelity Series Small Cap Opportunities Fund (a)	8,727	121,653
Fidelity Series Value Discovery Fund (a)	11,012	141,395
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,772,999)		1,823,946

International Equity Funds - 12.2%
Fidelity Series Canada Fund (a)	3,615	39,478
Fidelity Series Emerging Markets Fund (a)	5,426	52,148
Fidelity Series Emerging Markets Opportunities Fund (a)	24,737	472,230
Fidelity Series International Growth Fund (a)	20,392	331,981
Fidelity Series International Index Fund (a)	8,925	90,766
Fidelity Series International Small Cap Fund (a)	4,932	80,042
Fidelity Series International Value Fund (a)	33,819	325,678
Fidelity Series Overseas Fund (a)	0	2
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,336,794)		1,392,325

Bond Funds - 52.6%
Fidelity Series Corporate Bond Fund (a)	78,294	822,870
Fidelity Series Emerging Markets Debt Fund (a)	8,251	80,282
Fidelity Series Floating Rate High Income Fund (a)	1,813	16,864
Fidelity Series Government Bond Index Fund (a)	107,416	1,122,500
Fidelity Series High Income Fund (a)	8,962	85,323
Fidelity Series Inflation-Protected Bond Index Fund (a)	131,486	1,316,172
Fidelity Series Investment Grade Bond Fund (a)	103,915	1,187,749
Fidelity Series Investment Grade Securitized Fund (a)	79,825	826,187
Fidelity Series Long-Term Treasury Bond Index Fund (a)	52,238	486,336
Fidelity Series Real Estate Income Fund (a)	4,794	53,165
TOTAL BOND FUNDS
(Cost $5,805,823)		5,997,448

Short-Term Funds - 19.2%
Fidelity Cash Central Fund 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.44% (a)(c)	441,123	441,123
Fidelity Series Short-Term Credit Fund (a)	41,958	421,674
Fidelity Series Treasury Bill Index Fund (a)	132,070	1,319,374
TOTAL SHORT-TERM FUNDS
(Cost $2,177,899)		2,182,220
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,093,515)		11,395,939
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,743)
NET ASSETS - 100%		$11,393,196

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$59,683	$285,176	$48,726	$--	$(870)	$9,348	$304,611
Fidelity Series Canada Fund	6,903	34,054	3,276	--	(4)	1,801	39,478
Fidelity Series Commodity Strategy Fund	48,785	312,955	18,636	--	(1,270)	(5,301)	336,533
Fidelity Series Corporate Bond Fund	148,104	699,672	55,718	7,435	327	30,485	822,870
Fidelity Series Emerging Markets Debt Fund	14,638	69,815	5,198	1,185	(7)	1,034	80,282
Fidelity Series Emerging Markets Fund	9,131	47,250	3,103	--	(13)	(1,117)	52,148
Fidelity Series Emerging Markets Opportunities Fund	82,753	407,466	27,715	--	(406)	10,132	472,230
Fidelity Series Floating Rate High Income Fund	3,100	14,679	957	251	(11)	53	16,864
Fidelity Series Government Bond Index Fund	203,437	982,358	92,585	6,635	481	28,809	1,122,500
Fidelity Series Government Money Market Fund 2.44%	78,685	385,429	22,991	2,571	--	--	441,123
Fidelity Series High Income Fund	22,938	73,491	12,077	1,348	(28)	999	85,323
Fidelity Series Inflation-Protected Bond Index Fund	239,920	1,123,849	80,095	1,339	289	32,209	1,316,172
Fidelity Series International Growth Fund	56,952	281,602	26,754	--	(419)	20,600	331,981
Fidelity Series International Index Fund	15,023	79,170	6,045	--	(50)	2,668	90,766
Fidelity Series International Small Cap Fund	15,035	69,376	7,039	--	(432)	3,102	80,042
Fidelity Series International Value Fund	56,584	283,170	22,220	--	(1,372)	9,516	325,678
Fidelity Series Investment Grade Bond Fund	216,506	1,027,080	86,143	9,252	420	29,886	1,187,749
Fidelity Series Investment Grade Securitized Fund	152,751	717,989	59,342	6,153	193	14,596	826,187
Fidelity Series Large Cap Growth Index Fund	46,743	219,365	38,293	310	727	8,462	237,004
Fidelity Series Large Cap Stock Fund	46,379	222,391	34,288	1,715	(727)	4,193	237,948
Fidelity Series Large Cap Value Index Fund	86,849	408,366	64,271	--	(1)	13,859	444,802
Fidelity Series Long-Term Treasury Bond Index Fund	101,171	468,256	116,248	3,694	4,815	28,342	486,336
Fidelity Series Overseas Fund	--	2	--	--	--	--	2
Fidelity Series Real Estate Income Fund	9,842	46,030	3,542	755	(37)	872	53,165
Fidelity Series Short-Term Credit Fund	79,112	365,860	27,008	2,901	25	3,685	421,674
Fidelity Series Small Cap Opportunities Fund	23,168	109,744	14,787	--	(1,145)	4,673	121,653
Fidelity Series Treasury Bill Index Fund	234,552	1,161,835	77,001	8,240	(88)	76	1,319,374
Fidelity Series Value Discovery Fund	27,479	128,904	18,124	--	(615)	3,751	141,395
	$2,086,223	$10,025,334	$972,182	$53,784	$(218)	$256,733	$11,395,890

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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